Bank and Other Borrowings (Details) - Schedule of Bank and Other Borrowings	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Bank and Other Borrowings [Abstract]
- Current	RM 77,277	$ 16,838	RM 133,843
- Non-current	245,322	$ 53,455	309,331
Total bank borrowings	322,599		443,174	$ 70,293
Other borrowings – current	600,000		649,699	130,739
Total borrowings	RM 922,599		RM 1,092,873	$ 201,032